T. ROWE PRICE Retirement 2055 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 0 .9%
T. Rowe Price Funds:
New Income Fund  45,914 2,037 1,694 5,867,013 46,877
U.S. Treasury Long-Term Index
Fund  29,189 598 1,156 4,092,745 28,936
International Bond Fund (USD
Hedged)  15,899 2,360 625 2,061,586 17,626
Dynamic Global Bond Fund  8,972 230 374 1,131,967 8,807
Limited Duration Inflation Focused
Bond Fund  1,115 5 — 236,354 1,142
Total Bond Funds (Cost $ 112,716 ) 103,388
EQUITY FUNDS 98 .5%
T. Rowe Price Funds:
Value Fund  1,668,348 15,344 45,343 35,046,382 1,716,221
Growth Stock Fund  1,571,633 14,702 34,878 14,371,329 1,695,386
U.S. Large-Cap Core Fund  1,104,601 10,230 29,112 25,680,363 1,156,387
Equity Index 500 Fund  1,080,475 13,601 39,498 6,674,750 1,135,842
International Value Equity Fund  939,234 8,781 23,788 44,381,513 988,376
Overseas Stock Fund  883,641 5,273 21,474 59,561,570 914,866
Real Assets Fund  683,815 25,936 19,619 45,893,227 748,978
International Stock Fund  745,856 6,679 27,714 33,201,462 737,404
Mid-Cap Growth Fund  379,712 3,522 11,307 3,779,633 394,065
Mid-Cap Value Fund  349,345 3,255 10,862 11,075,046 368,910
Emerging Markets Discovery Stock
Fund  309,541 2,962 9,301 20,344,919 336,098
Emerging Markets Stock Fund  269,951 4,375 9,164 7,432,393 291,424
Small-Cap Value Fund  208,378 1,890 6,001 4,061,563 225,945
Small-Cap Stock Fund  193,836 1,079 4,972 3,458,572 206,926
New Horizons Fund (2) 148,896 2,446 4,941 2,784,707 159,090
Total Equity Funds (Cost $ 8,112,800 ) 11,075,918
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,516 1,000 1,500 10,367 1,006
Total Other Mutual Funds (Cost $ 1,000 ) 1,006
SHORT-TERM INVESTMENTS 0 .6%
Money Market Funds  0.4%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 58,936 55,514 69,318 45,132,209 45,132

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
(continued)
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.257%,
9/16/25 (4) 22,000,000 21,963
Total Short-Term Investments (Cost $ 67,094 ) 67,095
Total Investments in Securities 100.0%
(Cost $8,293,610) $ 11,247,407
Other Assets Less Liabilities (0.0)% (5,214)
Net Assets 100.0% $ 11,242,193
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2055 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 112 MSCI EAFE Index contracts 9/25 (15,238) $ (559)
Short, 131 Russell 2000 E-Mini Index contracts 9/25 (15,522) (1,586)
Short, 37 S&P 500 E-Mini Index contracts 9/25 (11,975) (709)
Net payments (receipts) of variation margin to date 3,114
Variation margin receivable (payable) on open futures contracts $ 260

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1) $ (21) $ 130
Emerging Markets Discovery Stock Fund  1,665 32,896 —
Emerging Markets Stock Fund  792 26,262 —
Equity Index 500 Fund  18,008 81,264 3,529
Growth Stock Fund  19,899 143,929 —
International Bond Fund (USD Hedged)  7 (8) 190
International Stock Fund  5,157 12,583 —
International Value Equity Fund  8,913 64,149 —
Limited Duration Inflation Focused Bond Fund  — 22 5
Mid-Cap Growth Fund  1,808 22,138 —
Mid-Cap Value Fund  1,253 27,172 —
New Horizons Fund  447 12,689 —
New Income Fund  (33) 620 594
Overseas Stock Fund  7,783 47,426 —
Real Assets Fund  4,913 58,846 —
Small-Cap Stock Fund  1,067 16,983 —
Small-Cap Value Fund  1,039 21,678 —
Transition Fund  23 (10) —
U.S. Large-Cap Core Fund  8,978 70,668 —
U.S. Treasury Long-Term Index Fund  (101) 305 312
Value Fund  11,789 77,872 —
U.S. Treasury Money Fund, 4.35% — — 504
Totals $ 93,406 # $ 717,463 $ 5,264 +
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+
Investment income comprised
$5,264
of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2055 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2055 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F164-054Q1 08/25
($000s)
L evel 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 103,388 $ — $ — $ 103,388
Equity Funds 11,075,918 — — 11,075,918
Other Mutual Funds 1,006 — — 1,006
Short-Term Investments 45,132 21,963 — 67,095
Total $ 11,225,444 $ 21,963 $ — $ 11,247,407
Liabilities
Futures Contracts* $ 2,854 $ — $ — $ 2,854
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.